Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Remaining lease terms	5 years
Acquisition of asset under hire purchase	$ 27,120	$ 0	$ 56,607
Minimum [Member]
Leases [Line Items]
Remaining lease terms	7 months
Maximum [Member]
Leases [Line Items]
Remaining lease terms	55 months